Financial Instruments (Details 2) - Liquidity risk [Member] R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	R$ 39,928,665
Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,192,916
Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	716,397
Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	4,584,173
Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	14,706,793
Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	16,728,386
Loans And Financing [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	6,173,650
Loans And Financing [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	29,938
Loans And Financing [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	93,284
Loans And Financing [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	352,377
Loans And Financing [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,194,727
Loans And Financing [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	2,503,324
Debentures [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	26,165,359
Debentures [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	295,537
Debentures [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	126,206
Debentures [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,225,832
Debentures [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	10,240,541
Debentures [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	12,277,243
Payable Related To Concession [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	2,450,536
Payable Related To Concession [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	14,139
Payable Related To Concession [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	28,277
Payable Related To Concession [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	128,447
Payable Related To Concession [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	736,929
Payable Related To Concession [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	1,542,744
Accounts Payable To Suppliers [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,193,211
Accounts Payable To Suppliers [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	2,757,752
Accounts Payable To Suppliers [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	286,965
Accounts Payable To Suppliers [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	14,950
Accounts Payable To Suppliers [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	133,544
Accounts Payable To Suppliers [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	0
Special Tax Regularization Program – Pert
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	337,869
Special Tax Regularization Program – Pert | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	6,085
Special Tax Regularization Program – Pert | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	12,295
Special Tax Regularization Program – Pert | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	57,254
Special Tax Regularization Program – Pert | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	262,235
Special Tax Regularization Program – Pert | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	0
ICMS Installment Payments [member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	13,488
ICMS Installment Payments [member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	6,358
ICMS Installment Payments [member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	714
ICMS Installment Payments [member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,323
ICMS Installment Payments [member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	3,093
ICMS Installment Payments [member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	0
Sectorial Financial Liabilities [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	952,354
Sectorial Financial Liabilities [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	74,529
Sectorial Financial Liabilities [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	151,687
Sectorial Financial Liabilities [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	726,138
Sectorial Financial Liabilities [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	0
Sectorial Financial Liabilities [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	0
Lease Liability [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	642,198
Lease Liability [Member] | Not later than one month [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	8,578
Lease Liability [Member] | Later than one month and not later than three months [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	16,969
Lease Liability [Member] | Later than three months and not later than one year [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	75,852
Lease Liability [Member] | Later than one year and not later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	135,724
Lease Liability [Member] | Later than five years [Member]
Disclosure of financial liabilities [line items]
Total financial liabilities under undiscounted cash flow	R$ 405,075